Leases (Table)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses	Costs associated with the Company’s operating lease expense were as follows:

2019
Operating lease expense	$316
Short-term lease expense	25
Variable lease expense	27

Total lease expense	$368

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases was as follows:

2019
Operating cash flows – cash paid relating to operating leases	$344
Right-of-use assets obtained in exchange for new operating lease liabilities	104
Weighted-average remaining lease term – operating leases, in years	11 years
Weighted-average discount rate – operating leases	4.8%

Schedule of Commitments under Operating Leases Requiring Annual Payments
At December 31, 2019, the Company had commitments under operating leases requiring annual payments as follows:

Total
2020	$297
2021	270
2022	247
2023	221
2024	194
2025 and thereafter	1,126

2,355
Less: amount representing interest	529

Total lease liabilities	$1,826

Current operating liabilities	$225
Non-current operating lease liabilities	1,601

Total lease liabilities	$1,826

Schedule of Future Minimum Lease Commitments
The Company’s future minimum lease commitments, as of December 31, 2018, under Accounting Standard Codification Topic 840, the predecessor to Topic 842, were as follows:

Total
2019	$310
2020	283
2021	254
2022	230
2023	199
Thereafter	714

$1,990